Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000101831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OCM Gold Fund (Atlas Class/OCMAX)
Account Value	$ 28,495	$ 28,495	$ 28,495	$ 20,919	$ 19,427	$ 23,926	$ 24,026	$ 16,082	$ 10,144	$ 12,343	$ 12,123	$ 7,772	$ 10,000
Average Annual Return, Percent	36.22%	12.12%	11.04%
C000014470 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OCM Gold Fund (Investor Class/OCMGX)
Account Value	$ 25,361	$ 25,361	$ 25,361	18,722	17,478	21,646	21,853	14,751	9,416	11,517	11,410	7,374	9,546
Average Annual Return, Percent	29.39%	10.42%	9.75%
C000014470 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OCM Gold Fund (Investor Class/OCMGX)—excluding sales load
Average Annual Return, Percent	35.46%	11.45%	10.26%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	$ 35,002	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
Average Annual Return, Percent	33.89%	15.77%	13.35%
Philadelphia Gold And Silver Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Philadelphia Gold & Silver Index
Account Value	$ 25,603	$ 25,603	$ 25,603	$ 19,966	$ 19,224	$ 20,309	$ 20,680	$ 14,541	$ 9,708	$ 11,867	$ 11,866	$ 6,822	$ 10,000
Average Annual Return, Percent	28.23%	11.98%	9.86%